INVESTMENT IN JOINT VENTURE	12 Months Ended
Dec. 31, 2018
Disclosure of joint ventures [abstract]
INVESTMENT IN JOINT VENTURE
15.	INVESTMENT IN JOINT VENTURE

The Company has contributed $20 million in cash to the joint venture as at December 31, 2018. As at December 31, 2018, the amount payable to Pure Sunfarms was $Nil (December 31, 2017 - $4,000,000).

On July 5, 2018, the Company and Village Farms International, Inc. (together, the “Shareholders”) entered into a Shareholder Loan Agreement, subsequently amended August 24, 2018 (the “Loan Agreement”) with Pure Sunfarms, whereby, as at December 31, 2018, the Shareholders had each contributed $13,000,000 in the form of a demand loan to Pure Sunfarms. The loan amounts will initially bear simple interest at the rate of 6.2% per annum, calculated annually. Interest will accrue and be payable upon demand being made by both Shareholders.

Profits and losses resulting from upstream and downstream transactions between the Company and its associate are recognized in the Financial Statements only to the extent of unrelated investor's interests in the associates. Unrealized gains arising from transactions with the associate are eliminated. Unrealized losses resulting from similar transactions to unrealized gains are also eliminated, but only to the extent that there is no evidence of impairment.

The Company’s investment in Pure Sunfarms is as follows:

$
Balance at January 1, 2017	-
Investment in Joint Venture	20,000,000
Transaction costs	229,639
Share of loss	(322,578)
Balance at December 31, 2017	19,907,061
Share of income	5,753,782
Balance at December 31, 2018	25,660,843

Summarized financial information for Pure Sunfarms is set out below:

	December 31	December 31
	2018	2017
	$	$
Non-current assets	67,263,020	23,144,466
Current assets (a)	20,414,439	3,381,496
Total assets	87,677,459	26,525,962

Non-current liabilities	2,688,273	-
Current liabilities	39,465,718	1,171,118
Total liabilities	42,153,991	1,171,118

(a) includes cash and cash equivalents	2,361,948	2,906,910

Revenue (loss)	4,916,607	-

Income (loss) and comprehensive income (loss) (b)	6,168,624	(645,156)

(b) includes income tax recovery	-	238,620

A reconciliation of the summarized financial information to the carrying amount of the investment in Pure Sunfarms is set out below:

	December 31	December 31
	2018	2017
	$	$
Total net assets of Pure Sunfarms	45,523,468	25,354,844

50% ownership interest held by the Company	22,761,734	12,677,422
50% fair value adjustment on changes in biological asset	3,964,389	7,000,000
Elimination of transactions with the Company	(1,294,919)	-
Transaction costs	229,639	229,639
Carrying amount of the investment	25,660,843	19,907,061

To date, Pure Sunfarms has not issued dividends. As a privately held company, there are no quoted market prices available for the shares of Pure Sunfarms.